united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 9/30

Date of reporting period: 6/30/18

Item 1. Schedule of Investments.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 90.2%
	COUNTRY FUNDS - 9.3%
173,995	Global X MSCI Norway ETF (a)	$2,489,868
41,904	iShares MSCI United Kingdom ETF (a)	1,457,421
		3,947,289
	LARGE-CAP INDEX FUNDS - 4.5%
17,481	iShares Edge MSCI USA Momentum Factor ETF (a)	1,917,666

	SECTOR FUNDS - 55.2%
57,209	Amplify Online Retail ETF * (a)	2,930,245
27,487	First Trust Dow Jones Internet Index Fund * (a)	3,783,585
41,229	SPDR S&P Metals & Mining ETF (a)	1,462,393
90,094	SPDR S&P Oil & Gas Exploration & Production ETF (a)	3,879,448
69,478	SPDR S&P Retail ETF (a)	3,373,852
7,022	Vanguard Consumer Discretionary ETF (a)	1,191,142
26,047	Vanguard Energy ETF (a)	2,737,019
23,009	Vanguard Information Technology ETF (a)	4,173,832
		23,531,516
	SMALL-CAP INDEX FUNDS - 21.2%
20,166	iShares Russell 2000 Growth ETF (a)	4,120,519
37,365	iShares Russell 2000 Value ETF (a)	4,929,191
		9,049,710

	TOTAL EXCHANGE TRADED FUNDS (Cost - $36,895,892)	38,446,181

	MUTUAL FUNDS - 7.5%
	ASSET ALLOCATION - 7.5%
1,924,086	Navigator Sentry Managed Volatility Fund - Class I * #	3,213,224
	TOTAL MUTUAL FUNDS (Cost - $7,221,037)

	SHORT-TERM INVESTMENTS - 2.1%
	MONEY MARKET FUND - 2.1%
897,633	Milestone Treasury Obligations Fund, Institutional Class, 1.77% +	897,633
	TOTAL SHORT-TERM INVESTMENTS (Cost - $897,633)

	COLLATERAL FOR SECURITIES LOANED- 41.9%
17,880,571	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Insitutional Shares, 1.81% + (b)	17,880,571
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $17,880,571)

	TOTAL INVESTMENTS - 141.7% (Cost - $62,895,133) (c)	$60,437,609
	LIABILITIES IN EXCESS OF OTHER ASSETS - (41.7) %	(17,782,416)
	NET ASSETS - 100.0%	$42,655,193

ETF - Exchange-Traded Fund
* Non-income producing.
# Affiliated Security.
+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
(a) All or a portion of the security is on loan. Total loaned securities had a value of $19,008,758 at June 30, 2018.
(b) Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $3,055,788.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $62,918,028 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

	Unrealized appreciation:	$1,865,722
	Unrealized depreciation:	(4,346,141)
	Net unrealized depreciation:	$(2,480,419)

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares				Value
	CLOSED-END FUNDS - 6.9%
	DEBT FUNDS - 6.9%
216,554	BlackRock MuniYield Quality Fund III, Inc.			$2,728,580
148,370	Nuveen Municipal Value Fund, Inc. (a)			1,418,417
	TOTAL CLOSED-END FUNDS (Cost $4,118,156)			4,146,997

Principal Amount ($)		Coupon Rate (%)	Maturity
	MUNICIPAL BONDS & NOTES - 78.8%
	CALIFORNIA - 4.2%
1,000,000	County of Tulare CA	2.691	6/1/2019	999,155
1,500,000	Golden State Tobacco Securitization Corp.	3.500	6/1/2036	1,513,253
				2,512,408
	COLORADO - 6.2%
1,000,000	Grand River Hospital District	5.250	12/1/2037	1,157,235
2,550,000	Tender Option Bond Trust Receipts/Certificates - 144A	0.000	10/29/2027	2,550,000
				3,707,235
	CONNECTICUT - 1.7%
1,000,000	Connecticut State Health & Educational Facilities Authority	0.000	7/1/2035	1,000,875

	ILLINOIS - 5.5%
1,860,000	State of Illinois	3.250	11/1/2026	1,729,828
1,000,000	State of Illinois	4.250	6/15/2030	1,026,765
580,000	State of Illinois	5.000	1/1/2019	587,482
				3,344,075
	KANSAS - 8.5%
600,000	County of Shawnee KS	4.000	9/1/2029	654,765
650,000	County of Shawnee KS	4.000	9/1/2030	707,141
800,000	County of Shawnee KS	4.000	9/1/2031	868,316
1,500,000	Sedgwick County Unified School District No. 260	3.500	10/1/2036	1,489,943
1,400,000	Sedgwick County Unified School District No. 260	3.500	10/1/2037	1,388,317
				5,108,482
	NEW JERSEY - 10.1%
1,600,000	New Jersey Transportation Trust Fund Authority	5.000	6/15/2024	1,603,608
1,190,000	New Jersey Transportation Trust Fund Authority	5.125	6/15/2029	1,251,922
2,880,000	New Jersey Turnpike Authority	5.000	1/1/2045	3,188,938
				6,044,468
	OREGON - 0.2%
120,000	Tri-County Metropolitan Transportation District of Oregon	5.000	11/1/2018	120,207

	PENNSYLVANIA - 22.3%
1,245,000	Commonwealth Financing Authority	5.000	6/1/2030	1,426,054
400,000	Commonwealth Financing Authority	5.000	6/1/2030	463,308
1,000,000	Commonwealth Financing Authority	5.000	6/1/2031	1,142,690
2,000,000	Commonwealth Financing Authority	5.000	6/1/2031	2,311,000
2,500,000	Commonwealth of Pennsylvania	4.000	4/1/2032	2,576,175
3,150,000	Pennslyvian Turnpike Commission	5.000	12/1/2041	3,510,817
1,360,000	Philadelphia Gas Works Co.	5.250	8/1/2040	1,440,634
500,000	Pittsburgh Water & Sewer Authority, 1 mo. LIBOR + 0.640% **	2.028	9/1/2040	501,020
				13,371,698
	TEXAS - 20.1%
5,850,000	Texas Water Development Board	4.000	10/15/2032	6,296,150
2,900,000	Texas Water Development Board	4.000	10/15/2033	3,109,046
300,000	West Travis County Public Utility Agency	4.000	8/15/2032	317,865
2,200,000	West Travis County Public Utility Agency	4.000	8/15/2033	2,318,558
				12,041,619

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $47,270,043)			47,251,067

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Contracts ^			Strike Price	Expiration	Notional Amount	Value
	OPTIONS PURCHASED * - 0.2%
	CALL OPTIONS PURCHASED - 0.2%
100	10-Year U. S. Treasury Note Futures		$121.50	September-18	$12,150,000	$25,000
100	10-Year U. S. Treasury Note Futures		122.00	September-18	12,200,000	17,188
100	U.S. Treasury Long Bond Futures		148.00	September-18	14,800,000	48,437
	TOTAL CALL OPTIONS PURCHASED (Cost - $79,688)					90,625

	PUT OPTIONS PURCHASED - 0.0%
50	U.S. Treasury Long Bond Futures		140.00	September-18	7,000,000	10,156
	TOTAL PUT OPTIONS PURCHASED (Cost - $26,563)

	TOTAL OPTIONS PURCHASED (Cost - $106,251)					100,781

Shares
	SHORT-TERM INVESTMENTS - 10.6%
	MONEY MARKET FUND - 10.6%
6,343,769	Dreyfus Government Cash Management - Institutional Shares, 2.10% +					6,344,404
	TOTAL SHORT TERM INVESTMENTS (Cost - $6,342,825)

	COLLATERAL FOR SECURITIES LOANED - 0.0%
44,000	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Shares, 1.81% +					44,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $44,000)

	TOTAL INVESTMENTS - 96.5% (Cost - $57,881,275) (b)					$57,887,249
	OPTIONS WRITTEN (Premiums Received - $62,500) - (0.0) %					(37,500)
	OTHER ASSETS LESS LIABILITIES - 3.5%					2,137,925
	NET ASSETS - 100.0%					$59,987,674

LIBOR - London Interbank Offered Rate
* Non-income producing.
** Variable rate security. Interest rate is as of June 30, 2018.
+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
^ Each option contract allows the Fund to purchase 1 underlying futures contract.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $2,550,000 or 4.3% of net assets.
(a) All or a portion of the security is on loan. Total loaned securities had a value of $42,064 at June 30, 2018.

Contracts ^
	OPTIONS WRITTEN * - (0.0) %
	CALL OPTIONS WRITTEN - (0.0) %
(100)	10-Year U. S. Treasury Note Futures		121.00	September-18	(12,100,000)	(37,500)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $62,500)

FUTURES CONTRACTS
Number of Contracts	Open Short Future Contracts	Expiration		Notional Value at June 30, 2018		Unrealized Appreciation/ (Depreciation)
61	10-Year U.S. Treasury Note Futures	September-18		$7,331,468		$11,108
97	10-Year Ultra Treasury Note Futures	September-18		12,438,698		(117,500)
95	U.S. Treasury Long Bond Futures	September-18		13,775,000		(25,526)
	TOTAL FUTURES CONTRACTS					$(131,918)

(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $58,213,742 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:
				Unrealized appreciation:		$453,430
				Unrealized depreciation:		(817,423)
				Net unrealized depreciation:		$(363,993)

Navigator Sentry Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Contracts ^		Strike Price	Expiration	Notional Amount	Value
	OPTIONS PURCHASED * - 25.1%
	CALL OPTIONS PURCHASED - 10.5%
2,500	iPath S&P 500 VIX Short-Term Futures ETN	$33.00	July-18	$8,250,000	$993,750
2,500	iPath S&P 500 VIX Short-Term Futures ETN	35.00	July-18	8,750,000	736,250
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,328,479)				1,730,000

	PUT OPTIONS PURCHASED - 14.6%
700	S&P 500 Index	2,710.00	August-18	189,700,000	2,422,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,780,446)

	TOTAL OPTIONS PURCHASED (Cost - $3,108,925)				4,152,000

Shares
	SHORT-TERM INVESTMENTS - 14.3%
	MONEY MARKET FUND - 14.3%
2,366,282	Milestone Treasury Obligations Fund, Institutional Class, 1.77% +				2,366,282
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,366,282)

	TOTAL INVESTMENTS - 39.4% (Cost - $5,475,207) (a)				$6,518,282
	SECURITIES SOLD SHORT (Premiums Received -$5,752,555) - (37.8) %				(6,256,700)
	OPTIONS WRITTEN (Premiums Received - $2,016,453) - (14.3) %				(2,362,105)
	OTHER ASSETS LESS LIABILITIES - 112.7%				18,661,500
	NET ASSETS - 100.0%				$16,560,977

	SECURITIES SOLD SHORT - (37.8) %
	EXCHANGE-TRADED NOTES
(169,100)	iPath S&P 500 VIX Short-Term Futures ETN				$(6,256,700)
	(Premiums Received $5,752,555)
Contracts ^
	OPTIONS WRITTEN * - (14.3) %
	CALL OPTIONS WRITTEN - (9.4) %
(809)	iPath S&P 500 VIX Short-Term Futures ETN	31.00	July-18	(2,507,900)	(481,355)
(2,500)	iPath S&P 500 VIX Short-Term Futures ETN	33.00	July-18	(8,250,000)	(1,068,750)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $1,270,900)				(1,550,105)

	PUT OPTIONS WRITTEN - (4.9) %
(700)	S&P 500 Index	2,580.00	August-18	(180,600,000)	(812,000)
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $745,553)

	TOTAL OPTIONS WRITTEN (Premiums Received - $2,016,453)				$(2,362,105)

ETN - Exchange-Traded Note
*Non-income producing.
+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
^ Each option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes, including written options, is ($2,456,441) and differs from value by net unrealized appreciation/(depreciation) of securities as follows:
	Unrealized appreciation:				$1,253,579
	Unrealized depreciation:				(897,661)
	Net unrealized appreciation:				$355,918

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares				Value
	EXCHANGE TRADED FUNDS - 4.8%
	DEBT FUNDS - 4.8%
69,000	iShares iBoxx $ High Yield Corporate Bond ETF (a)			$5,870,520
2,061,569	SPDR Bloomberg Barclays High Yield Bond ETF (a)			73,144,468
2,803,813	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)			76,516,057
	TOTAL EXCHANGE TRADED FUNDS (Cost - $156,687,949)			155,531,045

	MUTUAL FUND - 1.1%
	DEBT FUND - 1.1%
3,475,544	Navigator Duration Neutral Bond Fund - Class I #			35,763,350
	TOTAL MUTUAL FUND (Cost - $35,556,743)

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 54.3%
	AEROSPACE/DEFENSE - 0.9%
1,628,000	Arconic, Inc.	6.150	8/15/2020	1,699,225
1,200,000	Bombadier, Inc. - 144A	6.000	10/15/2022	1,201,140
25,205,000	General Dynamics Corp., 3 mo. LIBOR + 0.290% **	2.646	5/11/2020	25,274,025
				28,174,390
	AGRICULTURE - 0.6%
19,155,000	Philip Morris International, Inc.	1.630	2/21/2019	19,025,453

	AUTO MANUFACTURERS - 1.1%
4,000,000	American Honda Finance Corp., 3 mo. LIBOR + 0.150% **	2.505	11/13/2019	4,001,874
4,000,000	Daimler Finance North America LLC, 3 mo. LIBOR + 0.860% - 144A **	3.218	8/1/2018	4,003,259
10,000,000	Daimler Finance North America LLC, 3 mo. LIBOR + 0.390% - 144A **	2.753	5/4/2020	9,999,162
1,118,000	Fiat Chrysler Automobiles NV	4.500	4/15/2020	1,121,846
18,000,000	Nissan Motor Acceptance Corp., 3 mo. LIBOR + 0.520% - 144A **	2.853	9/13/2019	18,068,059
				37,194,200
	AUTO PARTS & EQUIPMENT - 0.1%
1,359,000	American Axle & Manufacturing, Inc.	6.250	3/15/2026	1,328,422
800,000	Dana Financing Luxembourg Sarl - 144A	5.750	4/15/2025	790,000
				2,118,422
	BANKS - 20.0%
10,000,000	Australia & New Zealand Banking Group Ltd., 3 mo. LIBOR + 0.320% - 144A **	2.656	7/2/2020	9,998,100
9,646,000	BB&T Corp. (a)	2.250	2/1/2019	9,622,454
23,679,000	BB&T Corp., 3 mo. LIBOR + 0.660% (a) **	3.018	2/1/2019	23,741,463
3,051,000	BPCE SA, 3 mo. LIBOR + 12.980% - 144A **	12.500	9/30/2019	3,348,473
5,000,000	BNP Paribas / BNP Paribas US Medium-Term Note Program LLC	2.700	8/20/2018	5,001,751
30,438,000	Citigroup, Inc., 3 mo. LIBOR + 0.770% **	3.101	4/8/2019	30,570,141
7,140,000	Citigroup, Inc., 3 mo. LIBOR + 0.860% **	3.179	12/7/2018	7,162,088
26,292,000	Citigroup, Inc., 3 mo. LIBOR + 0.930% **	3.249	6/7/2019	26,457,662
25,000,000	Citizens Bank NA	2.300	12/3/2018	24,967,888
15,000,000	Commonwealth Bank of Australia, 3 mo. LIBOR + 0.320% - 144A **	2.655	6/25/2020	15,001,411
10,000,000	Commonwealth Bank of Australia, 3 mo. LIBOR + 0.550% - 144A **	2.864	9/6/2019	10,037,672
5,000,000	Fifth Third Bank	2.150	8/20/2018	4,999,367
4,685,000	Fifth Third Bank, 3 mo. LIBOR + 0.910% **	3.241	8/20/2018	4,686,970
877,000	Freedom Mortgage Corp. - 144A	8.250	4/15/2025	861,653
45,649,000	Goldman Sachs Group, Inc., 3 mo. LIBOR + 1.100% **	3.443	11/15/2018	45,822,032
5,600,000	HSBC USA, Inc., 3 mo. LIBOR + 0.770% **	3.133	8/7/2018	5,604,697
22,390,000	Huntington National Bank	2.200	11/6/2018	22,361,037
14,900,000	ING Bank NV, 3 mo. LIBOR + 1.130% - 144A **	3.462	3/22/2019	15,002,718
50,000,000	JPMorgan Chase Bank NA, 3 mo. LIBOR + 0.290% **	2.648	2/1/2021	50,054,522
17,044,000	Lloyds Bank PLC	2.050	1/22/2019	16,995,842
4,225,000	Manufacturers & Traders Trust Co.	2.250	7/25/2019	4,197,302
4,800,000	Morgan Stanley, 3 mo. LIBOR + 0.550% **	2.903	2/10/2021	4,810,531
13,792,000	Morgan Stanley, 3 mo. LIBOR + 0.850% **	3.209	1/24/2019	13,846,438
35,253,000	Morgan Stanley, 3 mo. LIBOR + 0.800% **	3.155	2/14/2020	35,363,120
3,500,000	Royal Bank of Canada, 3 mo. LIBOR + 0.300% (a) **	2.662	7/23/2018	3,500,432
15,000,000	Royal Bank of Canada, 3 mo. LIBOR + 0.450% (a) **	2.787	1/10/2019	15,031,109
6,500,000	Royal Bank of Canada, 3 mo. LIBOR + 0.530% (a) **	2.871	3/15/2019	6,519,418
10,000,000	Royal Bank of Canada, 3 mo. LIBOR + 0.710% (a) **	3.058	4/15/2019	10,048,010
500,000	Royal Bank of Scotland Group PLC	6.125	12/15/2022	526,717
30,000,000	Toronto-Dominion Bank	2.625	9/10/2018	30,009,841
3,500,000	Toronto-Dominion Bank, 3 mo. LIBOR + 0.150% **	2.509	10/24/2019	3,497,663
50,000,000	Toronto-Dominion Bank, 3 mo. LIBOR + 0.280% **	2.606	6/11/2020	50,058,044
50,000,000	US Bank NA, 3 mo. LIBOR + 0.125% **	2.478	1/17/2020	50,071,046
10,000,000	US Bank NA, 3 mo. LIBOR + 0.480% **	2.839	10/28/2019	10,045,214
24,680,000	Wells Fargo & Co., 3 mo. LIBOR + 0.400% **	2.736	9/14/2018	24,700,369
18,500,000	Wells Fargo Bank NA, 3 mo. LIBOR + 0.500% (a) **	2.819	11/28/2018	18,537,471
29,000,000	Wells Fargo Bank NA, 3 mo. LIBOR + 0.600% (a) **	2.930	5/24/2019	29,130,368
5,000,000	Westpac Banking Corp., 3 mo. LIBOR + 0.280% **	2.622	5/15/2020	5,001,301
				647,192,335
	BEVERAGES - 2.1%
66,807,000	PepsiCo, Inc., 3 mo. LIBOR + 0.000% **	2.348	10/15/2018	66,815,610

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 54.3% (continued)
	BIOTECHNOLOGY - 1.1%
16,200,000	Gilead Sciences, Inc., 3 mo. LIBOR + 0.170% (a) **	2.495	9/20/2018	$16,202,541
20,000,000	Gilead Sciences, Inc., 3 mo. LIBOR + 0.220% (a) **	2.545	3/20/2019	20,011,428
				36,213,969
	BUILDING MATERIALS - 0.1%
3,000,000	Martin Marietta Materials, Inc., 3 mo. LIBOR + 0.500% **	2.825	12/20/2019	3,005,596

	CHEMICALS - 0.1%
1,396,000	NOVA Chemicals Corp. - 144A	5.000	5/1/2025	1,326,200
605,000	Tronox, Inc. - 144A (a)	6.500	4/15/2026	602,731
				1,928,931
	COMMERICAL SERVICES - 0.7%
1,717,000	Hertz Corp. (a)	7.375	1/15/2021	1,691,245
7,000,000	Moody's Corp., 3 mo. LIBOR + 0.350% **	2.671	9/4/2018	7,001,849
3,123,000	United Rentals North America, Inc.	4.875	1/15/2028	2,899,549
11,962,000	Western Union Co., 3 mo. LIBOR + 0.800% **	3.129	5/22/2019	11,998,263
				23,590,906
	COMPUTERS - 0.5%
15,000,000	Apple, Inc., 3 mo. LIBOR + 0.300% **	2.663	5/6/2019	15,038,215
2,000,000	NetApp, Inc. (a)	2.000	9/27/2019	1,972,675
				17,010,890
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
2,000,000	AIG Global Funding - 144A	1.950	10/18/2019	1,973,427
14,650,000	American Express Credit Corp., 3 mo. LIBOR + 0.610% **	0.000	7/31/2018	14,655,019
20,105,000	American Express Credit Corp., 3 mo. LIBOR + 0.550% **	2.885	3/18/2019	20,171,307
11,000,000	Capital One Bank USA NA	2.250	2/13/2019	10,958,419
55,350,000	Capital One Bank USA NA, 3 mo. LIBOR + 0.700% **	3.027	12/9/2019	55,425,525
800,000	Jefferies Finance LLC / JFIN Co-Issuer Corp. - 144A	7.250	8/15/2024	788,000
600,000	Navient Corp.	6.750	6/25/2025	595,500
				104,567,197
	ELECTRIC - 0.4%
1,400,000	Calpine Corp.	5.500	2/1/2024	1,291,500
5,000,000	Mississippi Power Co., 3 mo. LIBOR + 0.650% **	2.987	3/27/2020	5,000,172
1,091,000	NRG Energy, Inc. (a)	6.625	1/15/2027	1,126,458
5,000,000	Pacific Gas & Electric Co., 3 mo. LIBOR + 0.230% **	2.549	11/28/2018	4,980,691
1,489,000	Talen Energy Supply LLC	4.600	12/15/2021	1,299,153
500,000	Talen Energy Supply LLC	6.500	6/1/2025	383,750
				14,081,724
	ENTERTAINMENT - 0.1%
2,500,000	Caesars Resort Collection LLC / CRC Finco, Inc. - 144A	5.250	10/15/2025	2,371,875
950,000	Cinemark USA, Inc.	4.875	6/1/2023	935,631
1,000,000	Six Flags Entertainment Corp. - 144A	4.875	7/31/2024	976,250
				4,283,756
	ENVIRONMENTAL CONTROL - 0.0%
500,000	Covanta Holding Corp.	6.375	10/1/2022	511,875
500,000	Covanta Holding Corp.	5.875	3/1/2024	493,750
500,000	Covanta Holding Corp.	5.875	7/1/2025	483,750
				1,489,375
	FOOD - 2.8%
2,447,000	Albertsons Cos LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC	5.750	3/15/2025	2,177,830
600,000	Aramark Services, Inc.	4.750	6/1/2026	581,250
15,000,000	Campbell Soup Co., 3 mo. LIBOR + 0.350% (a) **	2.835	3/16/2020	14,959,849
40,000,000	Mondelez International, Inc. (a)	3.000	5/7/2020	39,932,273
32,545,000	Tyson Foods, Inc., 3 mo. LIBOR + 0.450% **	2.768	5/30/2019	32,591,053
				90,242,255
	GAS - 0.5%
600,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875	8/20/2026	588,000
15,000,000	WGL Holding,s Inc., 3 mo. LIBOR + 0.400% **	2.719	11/29/2019	15,011,912
				15,599,912
	HEALTHCARE-PRODUCTS - 0.3%
9,830,000	Medtronic, Inc., 3 mo. LIBOR + 0.800% **	3.141	3/15/2020	9,939,418

	HEALTHCARE-SERVICES - 1.3%
9,700,000	Aetna, Inc. (a)	2.200	3/15/2019	9,670,708
1,313,000	Centene Corp.	4.750	1/15/2025	1,309,717
3,000,000	HCA, Inc.	5.250	4/15/2025	3,007,500
910,000	HCA, Inc.	7.500	2/15/2022	991,900
4,500,000	LifePoint Health, Inc. (a)	5.500	12/1/2021	4,511,250
2,637,000	Molina Healthcare, Inc. (a)	5.375	11/15/2022	2,666,666
2,575,000	Sutter Health	1.674	8/15/2053	2,572,102
1,500,000	Tenet Healthcare Corp. (a)	4.500	4/1/2021	1,492,500
800,000	Tenet Healthcare Corp. (a)	6.750	6/15/2023	799,000
16,200,000	UnitedHealth Group, Inc.	1.625	3/15/2019	16,083,158
				43,104,501
	HOME BUILDERS - 0.0%
800,000	Lennar Corp. (a)	4.750	4/1/2021	814,400

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 54.3% (continued)
	HOUSEHOLD PRODUCTS/WARES - 0.8%
24,179,000	Church & Dwight Co., Inc., 3 mo. LIBOR + 0.150% **	2.510	1/25/2019	$24,175,454
500,000	Prestige Brands, Inc. - 144A	6.375	3/1/2024	497,500
				24,672,954
	INSURANCE - 5.4%
2,694,000	Berkshire Hathaway, Inc., 3 mo. LIBOR + 0.150% **	2.513	8/6/2018	2,694,883
1,013,000	HUB International Ltd. - 144A	7.000	5/1/2026	1,002,870
65,000,000	Jackson National Life Global Funding, 3 mo. LIBOR + 0.300% - 144A **	2.666	4/27/2020	65,024,469
6,620,000	Marsh & McLennan Cos, Inc.	2.550	10/15/2018	6,617,562
10,456,000	MetLife, Inc.	6.817	8/15/2018	10,509,972
7,000,000	Metropolitan Life Global Funding I, 3 mo. LIBOR + 0.220% - 144A **	2.546	9/19/2019	7,012,779
70,000,000	New York Life Global Funding, 3 mo. LIBOR + 0.100% - 144A **	2.462	1/21/2020	70,039,808
12,447,000	Prudential Financial, Inc., 3 mo. LIBOR + 0.780% **	3.123	8/15/2018	12,458,465
				175,360,808
	INTERNET - 0.2%
2,421,000	Netflix, Inc. (a)	5.750	3/1/2024	2,487,820
1,000,000	Netflix, Inc. (a)	5.500	2/15/2022	1,033,600
863,000	Netflix, Inc. (a)	5.875	2/15/2025	887,414
1,117,000	Zayo Group LLC / Zayo Capital, Inc.	6.375	5/15/2025	1,142,132
				5,550,966
	IRON/STEEL - 0.0%
500,000	AK Steel Corp. (a)	7.625	10/1/2021	512,350
500,000	AK Steel Corp. (a)	7.000	3/15/2027	477,500
500,000	United States Steel Corp. (a)	6.250	3/15/2026	494,380
				1,484,230
	LEISURE TIME - 0.0%
600,000	Viking Cruises Ltd. - 144A	5.875	9/15/2027	568,500

	LODGING - 0.1%
1,928,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. - 144A	5.250	5/15/2027	1,805,090

	MACHINERY - CONSTRUCTION & MINING - 1.0%
600,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC - 144A	9.250	3/15/2024	639,840
15,000,000	Caterpillar Financial Services Corp., 3 mo. LIBOR + 0.180% (a) **	2.494	12/6/2018	15,011,092
15,000,000	Caterpillar Financial Services Corp. (a)	7.150	2/15/2019	15,418,346
				31,069,278
	MACHINERY - DIVERSIFIED - 0.1%
3,000,000	John Deere Capital Corp., 3 mo. LIBOR + 0.120% **	2.457	7/5/2019	3,002,321

	MEDIA - 0.4%
650,000	Altice Financing SA - 144A	6.625	2/15/2023	642,200
2,400,000	Altice France SA/France - 144A	7.375	5/1/2026	2,355,480
2,200,000	CCO Holdings LLC / CCO Holdings Capital Corp. - 144A	5.125	5/1/2027	2,063,875
530,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.250	3/15/2021	533,975
744,000	CCO Holdings LLC / CCO Holdings Capital Corp. - 144A	5.500	5/1/2026	723,317
575,000	Cablevision Systems Corp. (a)	8.000	4/15/2020	605,015
1,400,000	Clear Channel Worldwide Holdings, Inc.	7.625	3/15/2020	1,396,906
1,846,000	CSC Holdings LLC - 144A	10.875	10/15/2025	2,132,684
500,000	DISH DBS Corp.	7.875	9/1/2019	520,000
545,000	Sinclair Television Group, Inc.	6.125	10/1/2022	556,581
				11,530,033
	METAL FABRICATE/HARDWARE - 0.0%
577,000	Novelis Corp. - 144A	5.875	9/30/2026	553,920

	MINING - 0.1%
588,000	Constellium NV - 144A	5.750	5/15/2024	571,830
985,000	Freeport-McMoRan, Inc.	3.100	3/15/2020	968,994
1,963,000	Freeport-McMoRan, Inc.	4.000	11/14/2021	1,923,740
				3,464,564
	MISCELLANEOUS MANUFACTURING - 0.7%
7,250,000	3M Co.	1.625	6/15/2019	7,183,086
15,000,000	Siemens Financieringsmaatschappij NV, 3 mo. LIBOR + 0.320% - 144A **	2.653	9/13/2019	15,045,659
				22,228,745
	MULTI-NATIONAL - 0.9%
30,000,000	International Bank for Reconstruction and Development, 1 mo. LIBOR + 0.050% **	2.096	1/11/2019	29,998,496

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 54.3% (continued)
	OIL & GAS - 2.7%
500,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp. - 144A	10.000	4/1/2022	$552,500
29,311,000	BP Capital Markets PLC, 3 mo. LIBOR + 0.630% **	2.916	9/26/2018	29,357,488
1,600,000	California Resources Corp. - 144A (a)	8.000	12/15/2022	1,460,000
603,000	Chesapeake Energy Corp.	4.875	4/15/2022	581,895
500,000	Chesapeake Energy Corp. - 144A	8.000	12/15/2022	526,725
22,370,000	Chevron Corp.	1.686	2/28/2019	22,232,171
10,000,000	Chevron Corp., 3 mo. LIBOR + 0.510% **	2.840	11/16/2018	10,023,793
1,753,000	Continental Resources, Inc./OK	3.800	6/1/2024	1,712,361
600,000	Diamond Offshore Drilling, Inc.	7.875	8/15/2025	624,000
850,000	Endeavor Energy Resources LP / EER Finance, Inc. - 144A	5.500	1/30/2026	826,625
1,910,000	EP Energy LLC / Everest Acquisition Finance, Inc. - 144A	9.375	5/1/2024	1,575,750
850,000	Ensco PLC	7.750	2/1/2026	806,182
7,384,000	Equinor ASA, 3 mo. LIBOR + 0.460% **	2.823	11/8/2018	7,396,903
500,000	QEP Resources, Inc.	5.250	5/1/2023	491,250
4,075,000	RSP Permian, Inc.	5.250	1/15/2025	4,379,403
705,000	SM Energy Co. (a)	5.625	6/1/2025	675,038
500,000	Sanchez Energy Corp. (a)	7.750	6/15/2021	428,750
800,000	Seven Generations Energy Ltd. - 144A	5.375	9/30/2025	771,000
1,909,000	Sunoco LP / Sunoco Finance Corp. - 144A	5.875	3/15/2028	1,804,635
1,600,000	Transocean, Inc.	5.800	10/15/2022	1,592,000
				87,818,469
	PACKAGING & CONTAINERS - 0.1%
1,400,000	Ball Corp.	4.875	3/15/2026	1,398,250
525,000	Berry Global Inc	6.000	10/15/2022	542,325
1,488,000	BWAY Holding Co. - 144A	7.250	4/15/2025	1,454,520
				3,395,095
	PHARMACEUTICALS - 1.1%
10,000,000	AstraZeneca PLC, 3 mo. LIBOR + 0.530% **	2.860	11/16/2018	10,018,627
22,189,000	McKesson Corp.	2.284	3/15/2019	22,108,958
1,036,000	Valeant Pharmaceuticals International, Inc. - 144A	5.500	11/1/2025	1,024,863
495,000	Valeant Pharmaceuticals International, Inc. - 144A	5.875	5/15/2023	466,847
1,100,000	Valeant Pharmaceuticals International, Inc. - 144A	6.750	8/15/2021	1,112,375
1,400,000	Valeant Pharmaceuticals International, Inc. - 144A	7.000	3/15/2024	1,473,080
				36,204,750
	PIPELINES - 0.4%
1,200,000	Cheniere Corpus Christi Holdings LLC	5.875	3/31/2025	1,252,500
612,000	Energy Transfer Equity LP	7.500	10/15/2020	654,075
699,000	Genesis Energy LP / Genesis Energy Finance Corp.	6.500	10/1/2025	674,535
10,000,000	Kinder Morgan Energy Partners LP	2.650	2/1/2019	9,981,641
				12,562,751
	PRIVATE EQUITY - 0.1%
4,023,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.875	2/1/2022	4,043,115

	REITS - 0.1%
770,000	Iron Mountain, Inc. (a)	5.750	8/15/2024	756,525
500,000	Iron Mountain, Inc. - 144A (a)	4.375	6/1/2021	500,470
600,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.	4.500	9/1/2026	560,250
600,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.	5.625	5/1/2024	610,500
536,000	MPT Operating Partnership LP / MPT Finance Corp.	5.000	10/15/2027	513,220
				2,940,965
	RETAIL - 0.9%
20,000,000	Dollar Tree, Inc., 3 mo. LIBOR + 0.700% **	3.055	4/17/2020	20,043,259
1,800,000	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC - 144A	5.000	6/1/2024	1,781,460
800,000	L Brands, Inc. (a)	5.250	2/1/2028	712,000
800,000	Penske Automotive Group, Inc.	5.500	5/15/2026	786,000
2,134,000	PetSmart, Inc. - 144A (a)	8.875	6/1/2025	1,413,775
5,000,000	Walmart, Inc., 3 mo. LIBOR - 0.030% **	2.309	10/9/2019	4,997,107
				29,733,601
	SEMICONDUCTORS - 0.3%
500,000	NXP BV / NXP Funding LLC - 144A	4.625	6/1/2023	505,625
500,000	Qorvo, Inc.	6.750	12/1/2023	528,125
8,850,000	QUALCOMM, Inc. - 144A	1.850	5/21/2019	8,834,459
884,000	Sensata Technologies UK Financing Co. PLC - 144A	6.250	2/15/2026	923,780
				10,791,989
	SOFTWARE - 0.3%
1,800,000	First Data Corp - 144A	5.750	1/15/2024	1,806,786
3,000,000	IQVIA Inc - 144A	4.875	5/15/2023	3,045,000
500,000	Open Text Corp. - 144A	5.875	6/1/2026	511,250
2,570,000	Rackspace Hosting, Inc. - 144A (a)	8.625	11/15/2024	2,589,275
1,000,000	Solera LLC / Solera Finance, Inc. - 144A	10.500	3/1/2024	1,115,630
				9,067,941

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 54.3% (continued)
	TELECOMMUNICATIONS - 2.6%
10,000,000	AT&T, Inc., 3 mo. LIBOR + 0.650% **	2.998	1/15/2020	$10,053,741
500,000	CenturyLink, Inc.	5.625	4/1/2020	507,500
1,214,000	CenturyLink, Inc.	5.800	3/15/2022	1,207,930
28,559,000	Cisco Systems, Inc.	4.950	2/15/2019	28,970,897
6,531,000	Deutsche Telekom International Finance BV	6.750	8/20/2018	6,567,685
2,400,000	Frontier Communications Corp.	11.000	9/15/2025	1,931,280
532,000	Hughes Satellite Systems Corp.	6.500	6/15/2019	546,470
740,000	Level 3 Financing, Inc.	5.125	5/1/2023	727,975
20,000,000	Orange SA	2.750	2/6/2019	19,989,352
522,000	Qwest Corp.	6.750	12/1/2021	556,767
2,890,000	Sprint Corp.	7.125	6/15/2024	2,924,940
1,468,000	Sprint Corp.	7.250	9/15/2021	1,530,390
3,101,000	T-Mobile USA, Inc.	6.375	3/1/2025	3,217,908
4,396,000	Telecom Italia SpA/Milano - 144A	5.303	5/30/2024	4,352,040
				83,084,875
	TRUCKING & LEASING - 0.1%
543,000	Avolon Holdings Funding Ltd. - 144A	5.500	1/15/2023	543,000
838,000	Park Aerospace Holdings Ltd. - 144A	4.500	3/15/2023	798,027
3,060,000	Park Aerospace Holdings Ltd. - 144A	5.250	8/15/2022	3,040,906
				4,381,933

	TOTAL CORPORATE BONDS (Cost - $1,761,934,001)			1,761,708,629

	MUNICIPAL BONDS & NOTES - 3.7%
	CALIFORNIA - 1.7%
30,000,000	State of California	3.375	4/1/2025	29,933,850
25,000,000	State of California	3.500	4/1/2028	24,966,500
				54,900,350
	COLORADO - 0.5%
16,000,000	Tender Option Bond Trust Receipts/Certificates - 144A	0.000	10/29/2027	16,000,000

	CONNECTICUT - 0.1%
3,000,000	Connecticut State Health & Educational Facilities Authority	2.050	7/1/2035	3,002,625

	ILLIONOIS - 0.1%
2,000,000	State of Illinois	4.000	7/1/2018	2,000,000

	KANSAS - 0.1%
3,000,000	Sedgwick County Unified School District No. 260	3.500	10/1/2036	2,979,885
1,500,000	Sedgwick County Unified School District No. 260	3.500	10/1/2037	1,487,483
				4,467,368
	NEW JERSEY - 0.4%
12,200,000	New Jersey Transportation Trust Fund Authority	5.000	6/15/2024	12,227,511

	PENNSYLVANIA - 0.8%
12,990,000	Commonwealth of Pennsylvania	4.000	4/1/2032	13,385,805
11,000,000	Commonwealth Financing Authority	5.000	6/1/2031	12,710,500
				26,096,305

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $118,677,142)			118,694,159

	U.S. TREASURY NOTES - 11.7%
110,000,000	United States Treasury Notes (a)	2.500	3/31/2023	108,912,891
67,000,000	United States Treasury Notes (a)	2.625	2/28/2023	66,738,281
204,000,000	United States Treasury Notes (a)	2.750	4/30/2023	204,223,125
	TOTAL U.S. TREASURY NOTES (Cost - $378,827,450)			379,874,297

	SHORT-TERM INVESTMENTS - 20.6%
	CERTIFICATES OF DEPOSITS - 2.9%
	BANKS - 2.9%
35,000,000	Canadian Imperial Bank of Commerce, New York, 3 mo. LIBOR + 0.410% **	2.735	9/20/2019	35,081,579
10,000,000	Royal Bank of Canada, New York, 1 mo. LIBOR + 0.200% **	2.165	7/24/2018	10,000,000
25,000,000	Royal Bank of Canada, New York, 3 mo. LIBOR + 0.150% **	2.505	1/18/2019	25,020,512
5,000,000	Svenska Handelsbanken, New York NY, 3 mo. LIBOR + 0.210% **	2.568	2/1/2019	5,003,570
20,000,000	Svenska Handelsbanken, New York NY, 3 mo. LIBOR + 0.270% **	2.629	10/21/2019	20,021,615
	TOTAL CERTIFICATES OF DEPOSITS (Cost - $95,000,000)			95,127,276

	COMMERCIAL PAPERS - 1.4%
20,000,000	Board of Trustees, Michigan State University	2.450	9/5/2018	19,997,400
25,000,000	Ford Motor Credit Co.	0.000	4/8/2019	24,402,125
	TOTAL COMMERCIAL PAPERS (Cost $44,402,875)			44,399,525
Shares
	MONEY MARKET FUNDS - 16.3%
528,009,117	Dreyfus Government Cash Management - Institutional Shares, 2.10% +			528,061,918
386,873	General Government Securities Money Market Fund, Class B, 0.90% +			386,873
	TOTAL MONEY MARKET FUNDS (Cost - $528,329,675)			528,448,791

	TOTAL SHORT-TERM INVESTMENTS (Cost - $667,732,550)			667,975,592

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Shares
	COLLATERAL FOR SECURITIES LOANED - 2.9%
93,951,422	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Insitutional Shares, 1.81% + (b)		$93,951,422
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $93,951,422)

	TOTAL INVESTMENTS - 99.1% (Cost - $3,213,367,257) (c)		$3,213,498,494
	OTHER ASSETS LESS LIABILITIES - 0.9%		31,137,070
	NET ASSETS - 100.0%		$3,244,635,564

	ETF - Exchange-Traded Fund
	LIBOR - London Interbank Offered Rate
	LLC - Limited Liability Company
	PLC - Public Limited Company
	* Non-income producing.
	** Variable rate security. Interest rate is as of June 30, 2018.
	# Affiliated Security.
	^ Each option contract allows the Fund to sell 1 underlying futures contract.
	+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $327,840,354 or 10.1% of net assets.
(a) All or a portion of the security is on loan. Total loaned securities had a value of $93,827,893 at June 30, 2018.
(b) Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $4,303,203.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $3,226,341,519 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:
		Unrealized appreciation:	$3,508,722
		Unrealized depreciation:	(16,351,747)
		Net unrealized depreciation:	$(12,843,025)

TOTAL RETURN SWAPS
Notional Amount at June 30, 2018	Number of Shares	Reference Entity	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
$385,000,000	1,444,220	iBoxx USD Liquid High Yield Index	3 Mth USD LIBOR	9/20/2018	GS	$1,717,940
300,000,000	1,125,917	iBoxx USD Liquid High Yield Index	3 Mth USD LIBOR	9/20/2018	JPM	1,486,347
50,000,000	188,094	iBoxx USD Liquid High Yield Index	3 Mth USD LIBOR	9/20/2018	MS	365,828
97,433,248	1,135,321	iShares iBoxx High Yield Corporate Bond ETF	3 Mth USD LIBOR minus 80bp	7/16/2019	GS	(869,047)
49,124,226	572,410	iShares iBoxx High Yield Corporate Bond ETF	3 Mth USD LIBOR minus 55bp	7/16/2019	JPM	(438,455)
51,492,000	600,000	iShares iBoxx High Yield Corporate Bond ETF	3 Mth USD LIBOR minus 75bp	7/16/2019	MS	(484,691)
66,391,740	1,854,000	SPDR Bloomberg Barclays High Yield Bond ETF	3 Mth USD LIBOR minus 15bp	7/16/2019	GS	(639,910)
169,308,391	4,727,964	SPDR Bloomberg Barclays High Yield Bond ETF	3 Mth USD LIBOR plus 17bp	7/16/2019	JPM	(1,678,257)
65,424,870	1,827,000	SPDR Bloomberg Barclays High Yield Bond ETF	3 Mth USD LIBOR minus 3.44bp	7/16/2019	MS	(674,877)
						$(1,215,122)

GS - Goldman Sachs International
JPM - JPMorgan
MS - Morgan Stanley Capital Services LLC
(1) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)(3)(4)
Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Notional Value at June 30, 2018	Fair Value	Upfront Premiums Paid	Unrealized (Depreciation)
CDX North American High Yield Series 29 V1	GS	12/20/2022	5.00%	$313,000,000	$19,644,123	$22,952,802	$(3,308,678)
CDX North American High Yield Series 30 V1	GS	6/20/2023	5.00%	1,052,100,000	61,970,560	65,831,960	(3,861,400)
							$(7,170,078)
GS - Goldman Sachs
(2) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(3) For centrally cleared swaps, implied credit spread , represented in absolute terms , utilized in determining the market value of the credit default swap contracts as of period end will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(4) For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and futures options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Options Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds' portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures Contracts – The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements - The Funds are subject to equity price risk, interest rate risk, credit risk, counterparty risk and/or commodity risk in the normal course of pursuing their respective investment objectives. The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Changes in the value of swap agreements are recognized as unrealized gains and losses by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. The Fund segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.

The notional value of swaps, the unrealized appreciation (depreciation) on futures and the value of options disclosed in the Portfolio of Investments at June 30, 2018 are a reflection of the volume of derivative activity for the Funds.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Funds' assets and liabilities measured at fair value:

Navigator Equity Hedged Fund
Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$38,446,181	$ -	$ -	$38,446,181
Mutual Funds	3,213,224	-	-	3,213,224
Short-Term Investments	897,633	-	-	897,633
Collateral For Securities Loaned	17,880,571	-	-	17,880,571
Total	$60,437,609	$ -	$ -	$60,437,609

Navigator Duration Neutral Bond Fund
Assets **	Level 1	Level 2	Level 3	Total
Closed-End Funds	$4,146,997	$ -	$ -	$4,146,997
Municipal Bonds & Notes	-	47,251,067	-	47,251,067
Options Purchased	100,781	-	-	100,781
Short Term Investments	6,344,404	-	-	6,344,404
Collateral For Securities Loaned	44,000	-	-	44,000
Futures Contracts*	11,108	-	-	11,108
Total	$10,647,290	$47,251,067	$ -	$57,898,357

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$37,500	-	-	$37,500
Futures Contracts*	143,026	-	-	143,026
Total	$180,526	$ -	$ -	$180,526

Navigator Sentry Managed Volatility Fund
Assets **	Level 1	Level 2	Level 3	Total
Call Options Purchased	$ -	$1,730,000	$ -	$1,730,000
Put Options Purchased	-	2,422,000	-	2,422,000
Short-Term Investments	2,366,282	-	-	2,366,282
Total	$2,366,282	$4,152,000	$ -	$6,518,282

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$6,256,700	$ -	$ -	$6,256,700
Call Options Written	-	1,550,105	-	1,550,105
Put Options Written	-	812,000		812,000
Total	$6,256,700	$2,362,105	$ -	$8,618,805

Navigator Tactical Fixed Income Fund
Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$155,531,045	$ -	$ -	$155,531,045
Mutual Fund	35,763,350	-	-	35,763,350
Corporate Bonds	-	1,761,708,629	-	1,761,708,629
Municipal Bonds & Notes	-	118,694,159	-	118,694,159
U.S. Treasury Notes	-	379,874,297	-	379,874,297
Certificates of Deposits	95,127,276	-	-	95,127,276
Commercial Paper	44,399,525	-	-	44,399,525
Money Market Funds	528,448,791	-	-	528,448,791
Collateral For Securities Loaned	93,951,422	-	-	93,951,422
Open Swap Contracts ^	-	3,570,115		3,570,115
Total	$953,221,409	$2,263,847,200	$ -	$3,217,068,609

Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts ^	$ -	$11,955,315	$ -	$11,955,315
Total	$ -	$11,955,315	$ -	$11,955,315

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

The Funds did not hold any Level 3 securities during the period.
There were no transfers among Level 1, Level 2 or Level 3 during the period.
* Includes cumulative unrealized gain (loss) on futures contracts open at June 30, 2018.
** Refer to the Portfolio of Investments for industry, geographic, or other classifications.
^ The amounts shown for swaps are unrealized appreciation/depreciation.

Underlying Investment in Other Investment Companies
The Navigator Equity Hedged Fund currently invests a portion of their assets in Morgan Stanley Institutional Liquidity Funds Government Portfolio (Morgan Stanley). The Fund may redeem its investment from Morgan Stanley at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of Morgan Stanley. The financial statements of Morgan Stanley, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Fund’s financial statements. As of June 30, 2018, the percentage of the Navigator Equity Hedged Fund’s net assets invested in Morgan Stanley was 41.9%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 8/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 8/28/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 8/28/18